Schedule II Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Registrant [Abstract]
Condensed Financial Information of Registrant
Schedule II
Condensed Financial Information of Registrant
CITIZENS, INC. (Parent Company)
Balance Sheets

	At December 31,
	2011	2010
	(In thousands)

Assets

Investment in subsidiaries (1)	$197,646	180,015
Fixed maturities available-for-sale, at fair value	35,299	18,453
Fixed maturities held-to-maturity, at amortized cost	151	-
Equity securities available-for-sale, at fair value	926	-
Mortgage loans on real estate	485	492
Real estate and other long-term investments	6,468	6,550
Cash	16,494	23,508
Accrued investment income	384	174
Accounts receivable from subsidiaries (1)	2,517	2,436
Other assets	763	828
Total assets	$261,133	232,456

Liabilities and Stockholders' Equity

Liabilities:
Accrued expense and other liabilities	$4,997	3,235
Liabilities for options and warrants	451	1,587
Total liabilities	$5,448	4,822
Stockholders' equity:
Common stock:
Class A	$258,548	256,703
Class B	3,184	3,184
Accumulated retained deficit	(14,208)	(22,581)
Unrealized investment gains on securities held by parent and subsidiaries, net of tax	19,172	1,339
Treasury stock	(11,011)	(11,011)
Total stockholders' equity	255,685	227,634
Total liabilities and stockholders' equity	$261,133	232,456

(1) Eliminated in consolidation.

See accompanying report of independent registered public accounting firm.

Schedule II, Continued
Condensed Financial Information of Registrant
CITIZENS, INC. (Parent Company)
Statements of Operations

	Years Ended December 31,
	2011	2010	2009
	(In thousands)

Revenues:
Management service fees (1)	$28,560	29,153	29,885
Investment income	822	423	164
Decrease in fair value of warrants	1,136	232	3,154
Other	-	-	2
Realized investment gains (losses)	18	(53)	40
Total revenues	30,536	29,755	33,245
Expenses:
General	26,418	26,529	27,907
Taxes	1,671	1,608	1,363
Total expenses	28,089	28,137	29,270
Income before equity in income of consolidated subsidiaries	2,447	1,618	3,975
Equity in income of consolidated subsidiaries	5,928	13,893	13,365
Net income	$8,375	15,511	17,340

(1) Eliminated in consolidation.

See accompanying report of independent registered public accounting firm.

Schedule II, Continued
Condensed Financial Information of Registrant
CITIZENS, INC. (Parent Company)
Statements of Cash Flows

	Years Ended December 31,
	2011	2010	2009
	(In thousands)

Cash flows from operating activities:
Net income	$8,375	15,511	17,340
Adjustments to reconcile net income to net cash provided by operating activities:
Realized investment losses (gains)	(18)	53	(40)
Equity in net income of consolidated subsidiaries	(5,928)	(13,893)	(13,365)
Decrease in fair value of options and warrants	(1,136)	(232)	(3,154)
Accrued expenses and other liabilities	1,762	845	(204)
Amortization of premiums and discounts on fixed maturities	165	96	-
Depreciation	249	227	252
Change in accrued investment income	(210)	(164)	48
Decrease (increase) in receivable from subsidiaries	(81)	1,552	758
Other	(246)	(295)	868
Net cash provided by operating activities	2,932	3,700	2,503
Cash flows from operating activities:
Purchase of fixed maturities, held-to-maturity	(1,156)	-	-
Calls of fixed maturities, held-to-maturity	1,000	-	-
Purchase of fixed maturities, available-for-sale	(24,794)	(18,254)	(3,000)
Maturities of fixed maturities, available-for-sale	8,725	1,750	5,550
Purchase of equity securities, available-for-sale	(1,000)	-	-
Sale of real estate and other long-term investments	16	61	212
Purchase of other long-term investments and property and equipment	(154)	(437)	(2,021)
Maturity of short-term investments	-	-	2,250
Capital contribution to subsidiary	-	-	(1,000)
Net cash provided by (used by) investment activities	(17,363)	(16,880)	1,991
Cash flows from financing activities:
Dividend from subsidiary	6,800	19,800	-
Warrants exercised	1,843	-	70
Purchase of the Company's stock from affiliates	(1,226)	(4,314)	-
Net cash provided by financing activities	7,417	15,486	70
Net increase (decrease) in cash	(7,014)	2,306	4,564
Cash at beginning of year	23,508	21,202	16,638
Cash at end of year	$16,494	23,508	21,202

See accompanying report of independent registered public accounting firm.